Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	LUNA
Entity Registrant Name	LUNA INNOVATIONS INC
Entity Central Index Key	0001239819
Entity Filer Category	Smaller Reporting Company